ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2024	2025
	RMB	RMB
Accrued payroll and social insurance	42,547	61,505
Taxes payable	32,383	35,521
Deposits of BNY MELLON	19,016	-
Deposits	218	379
Staff reimbursements	4,915	3,756
Other payables	1,930	1,514
Accrued expenses and other current liabilities	101,009	102,675